Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities	12 Months Ended
Mar. 31, 2022
Other assets Office buildings, land, equipment and facilities and Other Other liabilities [Abstract]
Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities
10. Other assets—Office buildings, land, equipment and facilities and Other / Other liabilities:
Office buildings, land, equipment and facilities
The following table presents a breakdown of owned and leased office buildings, land, equipment and facilities as of March 31, 2021 and 2022.

	Millions of yen
	March 31
	2021	2022
Land	¥39,233	¥39,118
Office buildings	76,725	60,025
Equipment and facilities	59,614	31,895
Software	103,385	104,609
Construction in progress	407	7,978
Operating lease ROU assets	185,085	175,422

Total	¥464,449	¥419,047

Depreciation and amortization charges of depreciable assets are reported within
Non-interest
expenses—Information processing and communications
in the amount of ¥47,653 million, ¥49,343 million, and ¥46,111 million, and in
Non-interest
expenses—Occupancy and related depreciation
in the amount of ¥15,930 million, ¥14,503 million, and ¥13,412 million for the years ended March 31, 2020, 2021 and 2022, respectively.
As of March 31, 2021, Nomura has classified buildings with a carrying value of ¥12,311 million as being held for sale and reported within Other assets—Office buildings, land, equipment and facilities in the consolidated balance sheet. Held-for-sale assets are carried at the lower of the carrying amount and fair value less cost to sell. During the year ended March 31, 2021, no gain or loss associated with the sale of held-for-sale assets was recognized through earnings. The sale was subsequently completed during the quarter ended June 30, 2021 with no material gain or loss recognized through earnings.
Other assets—Other / Other liabilities
The following table presents components of
Other assets
—Other
and
Other liabilities
in the consolidated balance sheets as of March 31, 2021 and 2022.

	Millions of yen
	March 31
	2021	2022
Other assets — Other:
Securities received as collateral	¥399,975	¥166,352
Goodwill and other intangible assets	29,040	30,007
Deferred tax assets net	30,433	15,562
Investments in equity securities for other than operating purposes (1)	270,246	249,448
Prepaid expenses	18,741	17,165
Other	300,997	295,052

Total	¥1,049,432	¥773,586

Other liabilities:
Obligation to return securities received as collateral	¥399,975	¥166,352
Accrued income taxes	60,275	34,158
Other accrued expenses and provisions (2)	424,961	457,511
Other (3)	353,956	362,204

Total	¥1,239,167	¥1,020,225

(1)
Includes marketable and
non-marketable
equity securities held for other than trading or operating purposes. These investments comprise of listed equity securities and unlisted equity securities of ¥30,912 million and ¥239,334 million respectively, as of March 31, 2021, and ¥13,572 million and ¥235,877 million respectively, as of March 31, 2022. In principle, these securities are carried at fair value, with changes in fair value recognized and reported within
Revenue—Other
in the consolidated statements of income. It also includes equity securities without a readily determinable fair value
 of ¥65,365
million as of March 31, 2021 and 2022 respectively.

(2)
Includes a liability of
 ¥62,889
million and ¥76,866 million as of March 31, 2021 and 2022 respectively, in respect of outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the amount of such loss can be reasonably estimated. See Note 20
“Commitments, contingencies and guarantees”
for further information.

(3)	Operating lease liabilities are presented through Other liabilities —Other. See Note 8 “ Leases ” for further information.
Goodwill
 is recognized upon completion of a business combination as the difference between the purchase price and the fair value of the net assets acquired. Subsequent to initial recognition, goodwill is not amortized but is tested for impairment during the fourth quarter of each fiscal year, or more often if events or circumstances, such as adverse changes in the business climate, indicate there may be impairment.
Impairment testing of goodwill is inherently subjective and often requires management judgment to determine when to perform an impairment test, whether qualitatively the fair value of a reporting unit exceeds its carrying value and also to estimate the fair value of a reporting unit when a quantitative impairment test is required.
An annual goodwill impairment test was performed in the quarter ended March 31, 2021 and 2022. Whilst determination of fair value of the reporting unit was more subjective because of the impact of the
COVID-19

pandemic, the estimated fair value of the reporting unit is expected to exceed carrying value and therefore no impairment loss was recognized.
The following table presents changes in goodwill, which are reported in the consolidated balance sheets within
Other assets
—
Other
for the years ended March 31, 2021 and 2022.

	Millions of yen
	Year ended March 31, 2021
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition (2)	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥92,814	¥(92,814)	¥—	¥12,078	¥—	¥402	¥105,294	¥(92,814)	¥12,480
Other	472	—	472	189	—	4	665	—	665

Total	¥93,286	¥(92,814)	¥472	¥12,267	¥—	¥406	¥105,959	¥(92,814)	¥13,145

	Millions of yen
	Year ended March 31, 2022
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Wholesale	¥105,294	¥(92,814)	¥12,480	¥—	¥—	¥1,260	¥106,554	¥(92,814)	¥13,740
Other	665	—	665	—	—	2	667	—	667

Total	¥105,959	¥(92,814)	¥13,145	¥—	¥—	¥1,262	¥107,221	¥(92,814)	¥14,407

(1)	Includes currency translation adjustments.
(2)
For the year ended March 31, 2021, Nomura recognized goodwill as a result of acquiring 100% of the ownership interests in Greentech Capital, LLC which has been allocated in its entirety to the Wholesale division for segmental reporting and reporting unit purposes. See Note 9 “
Business Combination
”
for further information.

During the fiscal year ended March 31, 2021 and 2022, management considered but determined the
COVID-19
pandemic did not indicate that certain finite-lived intangible assets were impaired. As a result, a formal impairment test over the relevant asset groups which include these intangible assets was not required.
The following table presents finite-lived intangible assets by type as of March 31, 2021 and 2022.

	Millions of yen
	March 31, 2021			March 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥64,357	¥(57,680)	¥6,677	¥67,492	¥(61,715)	¥5,777
Other	1,842	(1,234)	608	2,000	(1,522)	478

Total	¥66,199	¥(58,914)	¥7,285	¥69,492	¥(63,237)	¥6,255

Amortization expenses for the years ended March 31, 2020, 2021 and 2022 were ¥1,662 million, ¥2,296 million and ¥1,717 million, respectively. Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2023	¥324
2024	200
2025	197
2026	113
2027	73
The amounts of indefinite-lived intangibles, which primarily includes trademarks, were ¥8,609 million and ¥9,345 million as of March 31, 2021 and 2022, respectively.
An annual impairment test was performed in the quarter ended March 31, 2021 and 2022 against these intangibles. Whilst determination of fair value of these intangibles was more subjective because of the impact of the
COVID-19
pandemic, the estimated fair value of each intangible exceeded carrying value and therefore no impairment loss was recognized.
Nomura recognizes an obligation related to restoration of the existing rental buildings at the time of leaving, as Asset Retirement Obligations (“ARO”) on real estate leasehold contracts.
The following table presents changes in ARO, which are reported in the consolidated balance sheets within
Other liabilities—Other
for the years ended March 31, 2021 and 2022.

	Millions of yen
	March 31
	2021	2022
Balance at beginning of year	¥6,625	¥14,485
Liabilities incurred during the current period	1,846	319
Liabilities settled during the current period	(97)	(564)
Revision in estimated cash flows (1)	6,111	—

Balance at end of period	¥14,485	¥14,240

(1)
During the fiscal year ended March 31, 2021, as a result of the rights conversion of the Tokyo Nihonbashi district redevelopment project, the estimate of future cash flows for the ARO associated with our properties has been changed.